Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Seligman Global Technology Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) versions of the Morgan Stanley Capital International (MSCI) World IT Index and the MSCI World Index rather than to the gross dividends (Gross) versions currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares

The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4 and Class R5 shares is hereby replaced with the following:

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Seligman Global Technology Fund Class A, B, C, I, R, R4 and R5 Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since inception	Inception Date
before taxes Class A	Columbia Seligman Global Technology Fund:	Class A — before taxes			8.74%	7.67%	1.57%
before taxes Class B	Columbia Seligman Global Technology Fund:	Class B — before taxes			9.52%	7.82%	1.39%
before taxes Class C	Columbia Seligman Global Technology Fund:	Class C — before taxes			13.53%	8.13%	1.40%
before taxes Class I	Columbia Seligman Global Technology Fund:	Class I — before taxes			15.85%			24.27%	Aug 3, 2009
before taxes Class R	Columbia Seligman Global Technology Fund:	Class R — before taxes			14.99%	8.65%		11.35%	Apr 30, 2003
before taxes Class R4	Columbia Seligman Global Technology Fund:	Class R4 — before taxes			15.55%			23.90%	Aug 3, 2009
before taxes Class R5	Columbia Seligman Global Technology Fund:	Class R5 — before taxes			15.80%			24.18%	Aug 3, 2009
after taxes on distributions Class A	Columbia Seligman Global Technology Fund:	Class A — after taxes on distributions			8.59%	7.64%	1.56%
after taxes on distributions and redemption of fund shares Class A	Columbia Seligman Global Technology Fund:	Class A — after taxes on distributions and redemption of fund shares			5.78%	6.65%	1.34%
Morgan Stanley Capital International (MSCI) World IT Index (Net)		Morgan Stanley Capital International (MSCI) World IT Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	10.50%	3.52%	(1.98%)
Morgan Stanley Capital International (MSCI) World IT Index (Net) Since Inception, 2009-08-03								17.78%	Aug 3, 2009
Morgan Stanley Capital International (MSCI) World IT Index (Net) Since Inception, 2003-04-30								7.62%	Apr 30, 2003
MSCI World IT Index (Gross)		MSCI World IT Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	10.81%	3.79%	(1.79%)
MSCI World IT Index (Gross) Since Inception, 2009-08-03								18.15%	Aug 3, 2009
MSCI World IT Index (Gross) Since Inception, 2003-04-30								7.87%	Apr 30, 2003
MSCI World Index (Net)		MSCI World Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	11.76%	2.43%	2.31%
MSCI World Index (Net) Since Inception, 2009-08-03								16.11%	Aug 3, 2009
MSCI World Index (Net) Since Inception, 2003-04-30								8.15%	Apr 30, 2003
MSCI World Index (Gross)		MSCI World Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	12.34%	2.99%	2.82%
MSCI World Index (Gross) Since Inception, 2009-08-03								16.69%	Aug 3, 2009
MSCI World Index (Gross) Since Inception, 2003-04-30								8.71%	Apr 30, 2003
Lipper Global Science and Technology Funds Index		Lipper Global Science and Technology Funds Index		(reflects no deduction for fees or taxes)	23.41%	7.50%	0.07%
Lipper Global Science and Technology Funds Index Since Inception, 2009-08-03								29.89%	Aug 3, 2009
Lipper Global Science and Technology Funds Index Since Inception, 2003-04-30								11.08%	Apr 30, 2003
[1]	On September 30, 2011, the MSCI World IT Index (Net) and the MSCI World Index (Net) replaced the MSCI World IT Index (Gross) and the MSCI World Index (Gross) as the Fund's benchmarks. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net versions better reflect how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provide a more appropriate basis for comparing the Fund's performance. Information on both versions of each index will be included for a one-year transition period. Thereafter, only the Net versions will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Global Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Seligman Global Technology Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) versions of the Morgan Stanley Capital International (MSCI) World IT Index and the MSCI World Index rather than to the gross dividends (Gross) versions currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Seligman Global Technology Fund | Class Z Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Seligman Global Technology Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Columbia Seligman Global Technology Fund:	Class A — before taxes	[1]		15.37%	8.95%	2.17%
after taxes on distributions Class A	Columbia Seligman Global Technology Fund:	Class A — after taxes on distributions	[1]		15.21%	8.92%	2.16%
after taxes on distributions and redemption of fund shares Class A	Columbia Seligman Global Technology Fund:	Class A — after taxes on distributions and redemption of fund shares	[1]		10.10%	7.77%	1.87%
Morgan Stanley Capital International (MSCI) World IT Index (Net)		Morgan Stanley Capital International (MSCI) World IT Index (Net)	[2]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	10.50%	3.52%	(1.98%)
MSCI World IT Index (Gross)		MSCI World IT Index (Gross)	[2]	(reflects no deduction for fees, expenses or taxes)	10.81%	3.79%	(1.79%)
MSCI World Index (Net)		MSCI World Index (Net)	[2]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	11.76%	2.43%	2.31%
MSCI World Index (Gross)		MSCI World Index (Gross)	[2]	(reflects no deduction for fees, expenses or taxes)	12.34%	2.99%	2.82%
Lipper Global Science and Technology Funds Index		Lipper Global Science and Technology Funds Index		(reflects no deduction for fees or taxes)	23.41%	7.50%	0.07%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[2]	On September 30, 2011, the MSCI World IT Index (Net) and the MSCI World Index (Net) replaced the MSCI World IT Index (Gross) and the MSCI World Index (Gross) as the Fund's benchmarks. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net versions better reflect how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provide a more appropriate basis for comparing the Fund's performance. Information on both versions of each index will be included for a one-year transition period. Thereafter, only the Net versions will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Global Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 7, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Supplement [Text Block]	rst1352280_SupplementTextBlock
Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Seligman Global Technology Fund	12/30/2010
		Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) versions of the Morgan Stanley Capital International (MSCI) World IT Index and the MSCI World Index rather than to the gross dividends (Gross) versions currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock

The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4 and Class R5 shares is hereby replaced with the following:

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI World IT Index (Net) and the MSCI World Index (Net) replaced the MSCI World IT Index (Gross) and the MSCI World Index (Gross) as the Fund’s benchmarks.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Global Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Seligman Global Technology Fund | Class A | Class A, B, C, I, R, R4 and R5 Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	8.74%
5 years	rr_AverageAnnualReturnYear05	7.67%
10 years	rr_AverageAnnualReturnYear10	1.57%
Columbia Seligman Global Technology Fund | Class B | Class A, B, C, I, R, R4 and R5 Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	9.52%
5 years	rr_AverageAnnualReturnYear05	7.82%
10 years	rr_AverageAnnualReturnYear10	1.39%
Columbia Seligman Global Technology Fund | Class C | Class A, B, C, I, R, R4 and R5 Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	13.53%
5 years	rr_AverageAnnualReturnYear05	8.13%
10 years	rr_AverageAnnualReturnYear10	1.40%
Columbia Seligman Global Technology Fund | Class I | Class A, B, C, I, R, R4 and R5 Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	15.85%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	24.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class R | Class A, B, C, I, R, R4 and R5 Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	14.99%
5 years	rr_AverageAnnualReturnYear05	8.65%
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Seligman Global Technology Fund | Class R4 | Class A, B, C, I, R, R4 and R5 Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	15.55%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	23.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class R5 | Class A, B, C, I, R, R4 and R5 Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — before taxes
1 year	rr_AverageAnnualReturnYear01	15.80%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	24.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class A | Class A, B, C, I, R, R4 and R5 Shares | after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	8.59%
5 years	rr_AverageAnnualReturnYear05	7.64%
10 years	rr_AverageAnnualReturnYear10	1.56%
Columbia Seligman Global Technology Fund | Class A | Class A, B, C, I, R, R4 and R5 Shares | after taxes on distributions and redemption of fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	5.78%
5 years	rr_AverageAnnualReturnYear05	6.65%
10 years	rr_AverageAnnualReturnYear10	1.34%
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | Morgan Stanley Capital International (MSCI) World IT Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World IT Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	10.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	(1.98%)
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | Morgan Stanley Capital International (MSCI) World IT Index (Net) | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	17.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | Morgan Stanley Capital International (MSCI) World IT Index (Net) | Since Inception, 2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	7.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | MSCI World IT Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IT Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.81%
5 years	rr_AverageAnnualReturnYear05	3.79%
10 years	rr_AverageAnnualReturnYear10	(1.79%)
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | MSCI World IT Index (Gross) | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	18.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | MSCI World IT Index (Gross) | Since Inception, 2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | MSCI World Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	11.76%
5 years	rr_AverageAnnualReturnYear05	2.43%
10 years	rr_AverageAnnualReturnYear10	2.31%
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | MSCI World Index (Net) | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	16.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | MSCI World Index (Net) | Since Inception, 2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | MSCI World Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.34%
5 years	rr_AverageAnnualReturnYear05	2.99%
10 years	rr_AverageAnnualReturnYear10	2.82%
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | MSCI World Index (Gross) | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	16.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | MSCI World Index (Gross) | Since Inception, 2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | Lipper Global Science and Technology Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Science and Technology Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	23.41%
5 years	rr_AverageAnnualReturnYear05	7.50%
10 years	rr_AverageAnnualReturnYear10	0.07%
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | Lipper Global Science and Technology Funds Index | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	29.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares | Lipper Global Science and Technology Funds Index | Since Inception, 2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	11.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Seligman Global Technology Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses.Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI World IT Index (Net) and the MSCI World Index (Net) replaced the MSCI World IT Index (Gross) and the MSCI World Index (Gross) as the Fund's benchmarks.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Global Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Seligman Global Technology Fund | Class A | Class Z Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[2]
1 year	rr_AverageAnnualReturnYear01	15.37%
5 years	rr_AverageAnnualReturnYear05	8.95%
10 years	rr_AverageAnnualReturnYear10	2.17%
Columbia Seligman Global Technology Fund | Class A | Class Z Shares | after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[2]
1 year	rr_AverageAnnualReturnYear01	15.21%
5 years	rr_AverageAnnualReturnYear05	8.92%
10 years	rr_AverageAnnualReturnYear10	2.16%
Columbia Seligman Global Technology Fund | Class A | Class Z Shares | after taxes on distributions and redemption of fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Seligman Global Technology Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[2]
1 year	rr_AverageAnnualReturnYear01	10.10%
5 years	rr_AverageAnnualReturnYear05	7.77%
10 years	rr_AverageAnnualReturnYear10	1.87%
Columbia Seligman Global Technology Fund | Class Z Shares | Morgan Stanley Capital International (MSCI) World IT Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World IT Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	10.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	(1.98%)
Columbia Seligman Global Technology Fund | Class Z Shares | MSCI World IT Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IT Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.81%
5 years	rr_AverageAnnualReturnYear05	3.79%
10 years	rr_AverageAnnualReturnYear10	(1.79%)
Columbia Seligman Global Technology Fund | Class Z Shares | MSCI World Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	11.76%
5 years	rr_AverageAnnualReturnYear05	2.43%
10 years	rr_AverageAnnualReturnYear10	2.31%
Columbia Seligman Global Technology Fund | Class Z Shares | MSCI World Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	12.34%
5 years	rr_AverageAnnualReturnYear05	2.99%
10 years	rr_AverageAnnualReturnYear10	2.82%
Columbia Seligman Global Technology Fund | Class Z Shares | Lipper Global Science and Technology Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Science and Technology Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	23.41%
5 years	rr_AverageAnnualReturnYear05	7.50%
10 years	rr_AverageAnnualReturnYear10	0.07%

[1]	On September 30, 2011, the MSCI World IT Index (Net) and the MSCI World Index (Net) replaced the MSCI World IT Index (Gross) and the MSCI World Index (Gross) as the Fund's benchmarks. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net versions better reflect how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provide a more appropriate basis for comparing the Fund's performance. Information on both versions of each index will be included for a one-year transition period. Thereafter, only the Net versions will be included.
[2]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.